Income Taxes - Schedule of a Reconciliation of Unrecognized Tax Benefits (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Schedule of a Reconciliation of Unrecognized Tax Benefits [Abstract]
Unrecognized tax benefits opening period	¥ 316,421,543	¥ 278,696,225
Increases — tax positions in the current period	45,959,878	69,991,983
Decreases — tax positions in prior period	(42,330,529)	¥ (32,266,665)
Unrecognized tax benefits ending period	¥ 320,050,892